14. Stock-Based Compensation (Details-Restricted stock activity) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Restricted stock award activity
Unvested restricted stock awards, beginning balance	32,000	34,000
Restricted stock awards granted	4,000	199,000
Restricted stock awards vested	(15,000)	(201,000)
Restricted stock awards forfeited	21,000	0
Unvested restricted stock awards, ending balance	6.46	32,000
Weighted average award date fair value per share, outstanding beginning balance	$ 6.46	$ 7.27
Weighted average award date fair value per share, granted	5.50	5.58
Weighted average award date fair value per share, vested	6.64	5.72
Weighted average award date fair value per share, forfeited	$ 6.64	0.00
Weighted average award date fair value per share, outstanding ending balance		$ 6.46